UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
Check here if Amendment [ x ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
			[x ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, LLC
Address:	850 Third Avenue
	18th Floor
	New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, January 23, 2013
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  $169117
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Ltd.                       COM              H0023R105     1346    16870 SH       SOLE                       70             16800
Alcoa Inc.                     COM              013817101     3194   367950 SH       SOLE                      250            367700
Amdocs Ltd.                    COM              G02602103     2029    59680 SH       SOLE                      240             59440
Amphenol Corporation           COM              032095101     3571    55200 SH       SOLE                      200             55000
Anadarko Petroleum             COM              032511107     4085    54970 SH       SOLE                       50             54920
Apache Corporation             COM              037411105     1083    13800 SH       SOLE                       50             13750
Apple Computer                 COM              037833100     5082     9550 SH       SOLE                                       9550
Applied Materials              COM              038222105     1127    98550 SH       SOLE                      300             98250
Arch Coal                      COM              039380100      142    19390 SH       SOLE                       90             19300
Archer-Daniels-Midl            COM              039483102     1214    44330 SH       SOLE                      160             44170
Blackstone Group               COM              09253u108     4492   288120 SH       SOLE                      620            287500
Brocade Comm. Systems          COM              111621306     2123   398250 SH       SOLE                      950            397300
Canadian Natl. Railway         COM              136375102     2485    27300 SH       SOLE                      170             27130
Celgene                        COM              151020104      687     8750 SH       SOLE                                       8750
Chesapeake Energy Group        COM              165167107     1139    68530 SH       SOLE                       30             68500
Cisco Systems                  COM              17275R102      601    30600 SH       SOLE                                      30600
Cognizant Tech Solutions       COM              192446102      776    10500 SH       SOLE                                      10500
Computer Sciences Corp.        COM              205363104     2027    50620 SH       SOLE                      140             50480
ConocoPhillilps                COM              20825C104     1091    18817 SH       SOLE                       52             18765
Constellation Brands           COM              21036P108     3665   103550 SH       SOLE                      250            103300
Costco Wholesale Corp.         COM              22160K105     2305    23350 SH       SOLE                                      23350
Coventry Health Care Inc.      COM              222862104     3601    80330 SH       SOLE                      180             80150
Devon Energy                   COM              25179m103      931    17881 SH       SOLE                       55             17826
Duke Energy                    COM              26441C204     1078    16900 SH       SOLE                       33             16867
ETrade Financial Corp.         COM              269246401      148    16535 SH       SOLE                                      16535
Ensco I'ntl. Class A           COM              29358Q109     2250    37950 SH       SOLE                      150             37800
Express Scripts                COM              30219G108     5584   103400 SH       SOLE                      400            103000
Flow Serve                     COM              34354P105     3464    23600 SH       SOLE                                      23600
Ford Motor Corporation         COM              345370860      486    37500 SH       SOLE                                      37500
Franklin Resources Inc.        COM              354613101     2293    18240 SH       SOLE                       40             18200
Freeport-McMoRan Cop&g Cl B    COM              35671D857     2785    81420 SH       SOLE                      120             81300
Game Stop Corp                 COM              36467W109     1936    77170 SH       SOLE                      170             77000
General Electric               COM              369604103     4095   195100 SH       SOLE                      400            194700
Goldman Sachs Group            COM              38141G104     2856    22390 SH       SOLE                       40             22350
Hartford Financial Services Gr COM              416515104      879    39150 SH       SOLE                                      39150
Hewlett-Packard                COM              428236103     1594   111830 SH       SOLE                      260            111570
Home Depot                     COM              437076102     2784    45020 SH       SOLE                      200             44820
International Business Machine COM              459200101     1672     8730 SH       SOLE                       30              8700
JPMorgan Chase & Co.           COM              46625H100     3598    81840 SH       SOLE                      200             81640
Jabil Circuit Inc.             COM              466313103     4475   232000 SH       SOLE                      400            231600
Johnson & Johnson              COM              478160104     1953    27860 SH       SOLE                       60             27800
Joy Global                     COM              481165108     4419    69280 SH       SOLE                      170             69110
Kinder Morgan Inc.             COM              49456B101     2167    61342 SH       SOLE                      125             61217
Kohls Corp.                    COM              500255104     1708    39750 SH       SOLE                      100             39650
Laboratory Corp. new           COM              50540R409     3543    40900 SH       SOLE                      100             40800
Lowes                          COM              548661107      987    27800 SH       SOLE                                      27800
MGM Resorts International      COM              552953101     2024   173900 SH       SOLE                      400            173500
Macy's Inc.                    COM              55616P104      328     8400 SH       SOLE                                       8400
McKesson Corp.                 COM              58155Q103     2770    28570 SH       SOLE                       70             28500
Metlife Inc.                   COM              59156R108     1828    55480 SH       SOLE                       80             55400
Microsoft Corporation          COM              594918104     1187    44450 SH       SOLE                                      44450
Molycorp, Inc.                 COM              608753109     3074   325600 SH       SOLE                      200            325400
Monster Worldwide              COM              611742107      146    26050 SH       SOLE                      100             25950
NVIDIA Corporation             COM              67066G104     1198    97730 SH       SOLE                      130             97600
Nabors Industries              COM              G6359F103      421    29160 SH       SOLE                      120             29040
National Oilwell Varco, Inc.   COM              637071101      588     8600 SH       SOLE                                       8600
New York Community Bancorp     COM              649445103     2483   189550 SH       SOLE                      450            189100
Newell Rubbermaid Inc.         COM              651229106     2309   103700 SH       SOLE                                     103700
Norfolk Southern               COM              655844108     1463    23650 SH       SOLE                      100             23550
Oneok Inc. New                 COM              682680103     3638    85100 SH       SOLE                      200             84900
Phillips 66                    COM              718546104      494     9308 SH       SOLE                       26              9282
Praxair Inc.                   COM              74005P104     4011    36650 SH       SOLE                      150             36500
Prudential                     COM              744320102     2786    52250 SH       SOLE                       80             52170
Qualcomm Inc.                  COM              747525103     2119    34250 SH       SOLE                      100             34150
Research In Motion             COM              760975102      641    54010 SH       SOLE                      210             53800
Sandisk                        COM              80004C101     5063   116390 SH       SOLE                      290            116100
TEVA Pharmaceuticals Ltd.      COM              881624209     2010    53820 SH       SOLE                      120             53700
Tellabs Inc.                   COM              879664100      505   221500 SH       SOLE                      350            221150
Texas Instruments              COM              882508104     2226    72070 SH       SOLE                      220             71850
Toll Brothers                  COM              889478103     1323    40925 SH       SOLE                      125             40800
Travelers Companies Inc.       COM              89417E109     2772    38600 SH       SOLE                      100             38500
United Technologies            COM              913017109     3107    37880 SH       SOLE                      100             37780
Valero Energy                  COM              91913Y100     1467    43000 SH       SOLE                                      43000
WPX Energy Inc.                COM              98212B103      175    11785 SH       SOLE                       37             11748
Walgreen Co.                   COM              931422109     1623    43850 SH       SOLE                                      43850
Weatherford Int'l.             COM              G95089101      337    30120 SH       SOLE                      120             30000
Wells Fargo                    COM              949746101     1809    52920 SH       SOLE                      120             52800
Western Digital                COM              958102105     4291   101000 SH       SOLE                      200            100800
Williams Companies             COM              969457100     1413    43160 SH       SOLE                      110             43050
Zimmer Holdings Inc.           COM              98956P102     1936    29050 SH       SOLE                                      29050